Borrowings (Contractual Maturities of Other Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Borrowings [Abstract]
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Two	$ 18,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Three	3,701
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Five	14,033
Federal Home Loan Bank, Advances, Maturities Summary, Due after Year Five	5,392
Long-term Federal Home Loan Bank Advances, Total	$ 41,126	$ 22,200